Investment Portfolioas of March 31, 2023 (Unaudited)
DWS High Income VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 92.2%
Communication Services 16.1%
Altice France Holding SA:
144A, 6.0%, 2/15/2028	200,000	127,640
144A, 10.5%, 5/15/2027	200,000	153,000
Altice France SA, 144A, 5.5%, 1/15/2028	200,000	164,310
CCO Holdings LLC:
4.5%, 5/1/2032	10,000	8,178
144A, 4.75%, 3/1/2030	140,000	121,295
144A, 5.0%, 2/1/2028	250,000	230,625
144A, 5.125%, 5/1/2027	375,000	354,375
144A, 5.375%, 6/1/2029	350,000	321,387
Clear Channel Outdoor Holdings, Inc.:
144A, 5.125%, 8/15/2027	320,000	287,200
144A, 7.5%, 6/1/2029	55,000	39,089
144A, 7.75%, 4/15/2028	155,000	116,250
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027	65,000	47,526
144A, 6.0%, 6/15/2025	75,000	70,632
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	200,000	143,638
144A, 5.0%, 11/15/2031	280,000	141,788
144A, 6.5%, 2/1/2029	400,000	332,205
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	45,000	40,757
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	140,000	111,705
144A, 5.75%, 12/1/2028	125,000	93,281
5.875%, 11/15/2024	86,000	76,683
7.75%, 7/1/2026	210,000	138,600
DISH Network Corp., 144A, 11.75%, 11/15/2027	75,000	72,750
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	265,000	229,956
5.875%, 11/1/2029	155,000	118,187
144A, 6.0%, 1/15/2030	110,000	83,660
Gen Digital, Inc.:
144A, 6.75%, 9/30/2027	100,000	100,520
144A, 7.125%, 9/30/2030	70,000	69,650
Iliad Holding SASU, 144A, 6.5%, 10/15/2026	200,000	190,604
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	189,000	178,510
Level 3 Financing, Inc.:
144A, 4.625%, 9/15/2027	100,000	60,125
144A, 10.5%, 5/15/2030	78,000	74,490
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029	70,000	58,100
144A, 5.0%, 8/15/2027	140,000	126,116
Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026	110,000	99,220
144A, 4.0%, 7/15/2028	75,000	64,420
Sprint Capital Corp., 6.875%, 11/15/2028	100,000	107,453

Sprint LLC, 7.625%, 3/1/2026		245,000	259,083
Telecom Italia Capital SA, 6.375%, 11/15/2033		305,000	276,153
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		200,000	184,000
Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		20,000	18,225
144A, 6.25%, 1/15/2028		25,000	24,938
144A, 7.5%, 9/15/2027		50,000	51,556
ViaSat, Inc., 144A, 5.625%, 9/15/2025		136,000	128,936
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		200,000	165,306
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	321,279
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	263,800
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	270,000	226,382
Ziggo BV, 144A, 4.875%, 1/15/2030		290,000	247,225
			6,920,808
Consumer Discretionary 18.6%
Affinity Interactive, 144A, 6.875%, 12/15/2027		160,000	142,723
Avis Budget Car Rental LLC:
144A, 5.375%, 3/1/2029		100,000	92,842
144A, 5.75%, 7/15/2027		90,000	87,016
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		70,000	68,242
6.875%, 11/1/2035		100,000	90,149
144A, 9.375%, 7/1/2025		35,000	37,393
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		100,000	88,237
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		100,000	90,820
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		210,000	183,645
144A, 6.25%, 7/1/2025		270,000	270,013
144A, 8.125%, 7/1/2027		410,000	418,200
Carnival Corp.:
144A, 5.75%, 3/1/2027		330,000	270,709
144A, 6.0%, 5/1/2029		30,000	23,850
144A, 7.625%, 3/1/2026		95,000	86,688
144A, 9.875%, 8/1/2027		130,000	133,912
REG S, 10.125%, 2/1/2026	EUR	100,000	113,872
144A, 10.5%, 2/1/2026		80,000	83,354
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	103,367
REG S, 4.375%, 5/15/2026	EUR	200,000	206,734
Crocs, Inc., 144A, 4.125%, 8/15/2031		100,000	82,390
Ford Motor Co., 6.1%, 8/19/2032		225,000	218,038
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		209,000	195,894
3.625%, 6/17/2031		240,000	197,767
4.95%, 5/28/2027		200,000	190,763
5.113%, 5/3/2029		200,000	187,760
5.125%, 6/16/2025		230,000	225,134
Hanesbrands, Inc., 144A, 9.0%, 2/15/2031		70,000	71,663
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028		200,000	168,361
144A, 7.75%, 10/15/2025		200,000	196,092
Macy's Retail Holdings LLC, 144A, 5.875%, 3/15/2030		76,000	67,450
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029		125,000	106,406
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		200,000	163,000
Meritage Homes Corp., 6.0%, 6/1/2025		90,000	90,686
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		100,000	86,933

NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024		100,000	93,000
144A, 5.875%, 3/15/2026		130,000	110,640
144A, 8.375%, 2/1/2028		110,000	110,377
NCL Finance Ltd., 144A, 6.125%, 3/15/2028		60,000	48,614
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		170,000	158,100
Ritchie Bros Holdings, Inc.:
144A, 6.75%, 3/15/2028		30,000	30,895
144A, 7.75%, 3/15/2031		85,000	89,082
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		110,000	89,980
144A, 4.25%, 7/1/2026		75,000	67,313
144A, 5.375%, 7/15/2027		126,000	112,228
144A, 5.5%, 8/31/2026		70,000	65,489
144A, 7.25%, 1/15/2030		20,000	20,125
144A, 9.25%, 1/15/2029		340,000	361,250
144A, 11.5%, 6/1/2025		30,000	31,988
144A, 11.625%, 8/15/2027		110,000	118,145
Sands China Ltd., 4.875%, 6/18/2030		200,000	177,024
Scientific Games International, Inc.:
144A, 7.0%, 5/15/2028		110,000	108,900
144A, 8.625%, 7/1/2025		50,000	51,188
SRS Distribution, Inc.:
144A, 4.625%, 7/1/2028		50,000	44,405
144A, 6.0%, 12/1/2029		100,000	82,567
Staples, Inc.:
144A, 7.5%, 4/15/2026		240,000	210,271
144A, 10.75%, 4/15/2027		165,000	119,625
Travel & Leisure Co.:
144A, 4.5%, 12/1/2029		100,000	86,719
144A, 6.625%, 7/31/2026		120,000	120,466
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		105,000	90,413
144A, 7.0%, 2/15/2029		90,000	77,207
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		15,000	12,875
Wynn Macau Ltd., 144A, 5.125%, 12/15/2029		200,000	163,800
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029		105,000	95,378
144A, 7.125%, 2/15/2031		85,000	86,221
Yum Brands, Inc., 5.375%, 4/1/2032		100,000	96,803
			7,971,191
Consumer Staples 2.1%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		75,000	70,575
144A, 3.5%, 3/15/2029		100,000	87,009
Coty, Inc., REG S, 3.875%, 4/15/2026	EUR	100,000	104,112
Pilgrim's Pride Corp.:
4.25%, 4/15/2031		245,000	216,097
144A, 5.875%, 9/30/2027		230,000	228,620
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		75,000	73,500
144A, 5.75%, 3/1/2027		110,000	107,339
			887,252

Energy 16.3%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	70,000	65,880
144A, 5.75%, 3/1/2027	130,000	127,013
144A, 5.75%, 1/15/2028	90,000	86,400
144A, 7.875%, 5/15/2026	156,000	158,846
Antero Resources Corp., 144A, 7.625%, 2/1/2029	138,000	141,105
Apache Corp., 5.1%, 9/1/2040	57,000	48,308
Archrock Partners LP:
144A, 6.25%, 4/1/2028	220,000	211,200
144A, 6.875%, 4/1/2027	110,000	107,938
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	130,000	114,725
144A, 8.25%, 12/31/2028	65,000	62,870
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	80,000	72,218
Chesapeake Energy Corp.:
144A, 5.875%, 2/1/2029	75,000	71,392
144A, 6.75%, 4/15/2029	170,000	168,769
Chord Energy Corp., 144A, 6.375%, 6/1/2026	40,000	39,619
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	135,000	126,225
144A, 7.25%, 3/14/2027	10,000	9,952
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	30,000	25,774
Crestwood Midstream Partners LP, 144A, 7.375%, 2/1/2031	20,000	20,000
DCP Midstream Operating LP, 5.375%, 7/15/2025	527,000	524,407
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	155,000	135,889
144A, 4.375%, 6/15/2031	30,000	26,136
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	145,000	143,912
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	75,000	75,841
EQM Midstream Partners LP:
4.125%, 12/1/2026	100,000	90,814
144A, 4.5%, 1/15/2029	25,000	21,250
144A, 6.0%, 7/1/2025	52,000	51,407
144A, 6.5%, 7/1/2027	80,000	77,542
Genesis Energy LP:
6.5%, 10/1/2025	90,000	87,178
7.75%, 2/1/2028	75,000	72,718
8.875%, 4/15/2030	170,000	172,125
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	155,000	154,585
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	110,000	98,241
144A, 5.125%, 6/15/2028	75,000	71,210
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	155,000	142,685
144A, 6.0%, 2/1/2031	110,000	101,281
144A, 6.25%, 11/1/2028	125,000	118,624
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	40,000	37,718
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	55,000	50,100
Nabors Industries, Inc.:
5.75%, 2/1/2025	105,000	101,719
144A, 7.375%, 5/15/2027	150,000	146,907
NuStar Logistics LP, 5.75%, 10/1/2025	80,000	77,803
Occidental Petroleum Corp.:
6.125%, 1/1/2031	255,000	264,562
6.625%, 9/1/2030	200,000	210,634
8.5%, 7/15/2027	100,000	110,000

Parkland Corp., 144A, 5.875%, 7/15/2027		80,000	77,607
Permian Resources Operating LLC, 144A, 5.875%, 7/1/2029		225,000	213,050
Precision Drilling Corp., 144A, 6.875%, 1/15/2029		30,000	27,225
Range Resources Corp., 8.25%, 1/15/2029		280,000	295,096
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029		30,000	26,588
SM Energy Co., 6.5%, 7/15/2028		80,000	76,341
Southwestern Energy Co.:
4.75%, 2/1/2032		70,000	61,809
5.375%, 2/1/2029		155,000	146,087
8.375%, 9/15/2028		50,000	52,567
TransAlta Corp., 7.75%, 11/15/2029		85,000	89,325
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		166,563	163,231
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		90,000	92,616
Transocean, Inc.:
144A, 7.5%, 1/15/2026		160,000	145,274
144A, 8.75%, 2/15/2030		110,000	112,200
USA Compression Partners LP:
6.875%, 4/1/2026		142,000	138,016
6.875%, 9/1/2027		100,000	95,558
Venture Global Calcasieu Pass LLC:
144A, 4.125%, 8/15/2031		30,000	26,357
144A, 6.25%, 1/15/2030		50,000	50,375
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		272,000	278,272
			6,991,116
Financials 0.9%
Navient Corp., 6.125%, 3/25/2024		393,000	387,718
Health Care 7.6%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		65,000	64,447
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		250,000	235,000
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	100,000	100,858
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		51,000	41,928
144A, 6.125%, 2/1/2027		250,000	161,800
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	100,000	97,267
144A, 5.0%, 7/15/2027		125,000	122,068
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029		65,000	57,704
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		115,000	84,901
144A, 5.25%, 5/15/2030		90,000	70,600
144A, 5.625%, 3/15/2027		135,000	118,514
144A, 6.0%, 1/15/2029		35,000	29,606
144A, 6.125%, 4/1/2030		50,000	30,125
Encompass Health Corp.:
4.5%, 2/1/2028		45,000	41,944
4.75%, 2/1/2030		137,000	124,560
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		75,000	61,340
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		115,000	70,302
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		100,000	87,252
Organon & Co, 144A, 4.125%, 4/30/2028		200,000	182,822
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029		55,000	42,909
144A, 6.625%, 4/1/2030		50,000	42,938
Select Medical Corp., 144A, 6.25%, 8/15/2026		125,000	121,250

Tenet Healthcare Corp.:
4.875%, 1/1/2026		250,000	245,090
5.125%, 11/1/2027		150,000	144,008
6.125%, 10/1/2028		185,000	177,308
144A, 6.125%, 6/15/2030		215,000	212,097
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	100,000	91,505
Teva Pharmaceutical Finance Netherlands III BV:
5.125%, 5/9/2029		200,000	181,142
8.125%, 9/15/2031		200,000	209,940
			3,251,225
Industrials 12.8%
ADT Security Corp., 144A, 4.875%, 7/15/2032		50,000	44,115
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/2030		90,000	88,185
Allied Universal Holdco LLC:
144A, 6.0%, 6/1/2029		200,000	149,292
144A, 6.625%, 7/15/2026		90,000	86,490
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		275,000	270,631
144A, 5.75%, 4/20/2029		135,000	129,497
144A, 7.25%, 2/15/2028		90,000	87,525
144A, 11.75%, 7/15/2025		120,000	131,285
ATS Corp., 144A, 4.125%, 12/15/2028		30,000	26,607
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		200,000	194,751
144A, 7.5%, 2/1/2029		140,000	143,018
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		105,000	91,496
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		100,000	89,415
Chart Industries, Inc.:
144A, 7.5%, 1/1/2030		110,000	113,654
144A, 9.5%, 1/1/2031		40,000	42,200
Clean Harbors, Inc.:
144A, 5.125%, 7/15/2029		45,000	42,869
144A, 6.375%, 2/1/2031		110,000	112,228
Delta Air Lines, Inc., 3.75%, 10/28/2029		51,000	44,978
Garda World Security Corp., 144A, 7.75%, 2/15/2028		30,000	29,568
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025		80,000	76,880
144A, 4.0%, 8/1/2028		100,000	90,857
144A, 5.125%, 12/15/2026		50,000	48,888
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		200,000	189,871
Hertz Corp.:
144A, 4.625%, 12/1/2026		270,000	244,485
144A, 5.0%, 12/1/2029		80,000	66,258
Howmet Aerospace, Inc., 6.875%, 5/1/2025		140,000	145,335
Imola Merger Corp., 144A, 4.75%, 5/15/2029		105,000	93,932
LABL, Inc., 144A, 9.5%, 11/1/2028 (b)		20,000	20,175
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		80,000	61,800
Masonite International Corp., 144A, 5.375%, 2/1/2028		74,000	70,670
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027		110,500	110,144
Moog, Inc., 144A, 4.25%, 12/15/2027		160,000	148,060
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		95,000	85,945
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		65,000	58,256
144A, 5.75%, 4/15/2026		135,000	133,988
144A, 6.25%, 1/15/2028		135,000	126,225
Rand Parent LLC, 144A, 8.5%, 2/15/2030		40,000	37,600

Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	142,988
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025		219,000	219,666
Summit Materials LLC, 144A, 5.25%, 1/15/2029		54,000	51,030
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	180,000	164,904
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027		200,000	188,820
TransDigm, Inc.:
4.625%, 1/15/2029		205,000	182,245
5.5%, 11/15/2027		115,000	108,435
144A, 6.75%, 8/15/2028		90,000	90,900
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		85,000	85,089
United Airlines, Inc., 144A, 4.375%, 4/15/2026		160,000	153,074
United Rentals North America, Inc.:
4.875%, 1/15/2028		90,000	86,063
5.25%, 1/15/2030		80,000	77,000
144A, 6.0%, 12/15/2029		200,000	202,754
			5,480,141
Information Technology 1.5%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		125,000	101,357
McAfee Corp., 144A, 7.375%, 2/15/2030		215,000	180,276
NCR Corp.:
144A, 5.0%, 10/1/2028		100,000	87,897
144A, 5.125%, 4/15/2029		45,000	38,936
Open Text Corp., 144A, 6.9%, 12/1/2027		30,000	30,948
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		110,000	91,575
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		120,000	114,022
			645,011
Materials 10.1%
Arconic Corp., 144A, 6.125%, 2/15/2028		345,000	339,379
Ardagh Packaging Finance PLC, 144A, 5.25%, 8/15/2027		200,000	157,687
Chemours Co.:
4.0%, 5/15/2026	EUR	100,000	99,586
144A, 4.625%, 11/15/2029		100,000	82,483
5.375%, 5/15/2027		95,000	87,994
144A, 5.75%, 11/15/2028		290,000	258,892
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		155,000	139,252
144A, 5.375%, 2/1/2025		110,000	106,679
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		91,000	82,721
144A, 6.75%, 3/15/2026		175,000	178,150
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		150,000	129,030
Constellium SE, 144A, 3.75%, 4/15/2029		250,000	216,553
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		200,000	194,001
144A, 6.875%, 10/15/2027		300,000	289,210
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		100,000	87,700
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		60,000	55,407
144A, 6.125%, 4/1/2029		100,000	94,500
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		155,000	155,000
Methanex Corp., 5.25%, 12/15/2029		220,000	205,654
Novelis Corp.:
144A, 3.25%, 11/15/2026		195,000	178,204
144A, 4.75%, 1/30/2030		375,000	344,548
Olympus Water U.S. Holding Corp., 144A, 6.25%, 10/1/2029		200,000	148,041
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029		80,000	71,433

SCIL IV LLC, 144A, 5.375%, 11/1/2026		200,000	182,707
Sealed Air Corp., 144A, 6.125%, 2/1/2028		20,000	20,223
SK Invictus Intermediate II Sarl, 144A, 5.0%, 10/30/2029		85,000	70,570
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		125,000	113,406
Tronox, Inc., 144A, 4.625%, 3/15/2029		205,000	171,667
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		85,000	85,321
			4,345,998
Real Estate 2.2%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		100,000	94,520
144A, (REIT), 4.875%, 9/15/2029		60,000	53,923
144A, (REIT), 5.0%, 7/15/2028		75,000	69,788
144A, (REIT), 5.25%, 3/15/2028		145,000	138,127
144A, (REIT), 5.25%, 7/15/2030		100,000	90,168
MPT Operating Partnership LP:
(REIT), 3.5%, 3/15/2031		105,000	70,686
(REIT), 4.625%, 8/1/2029		140,000	103,425
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		60,000	52,196
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		40,000	23,400
VICI Properties LP, 144A, (REIT), 4.625%, 6/15/2025		233,000	225,268
			921,501
Utilities 4.0%
AmeriGas Partners LP:
5.5%, 5/20/2025		205,000	196,639
5.75%, 5/20/2027		110,000	103,536
Calpine Corp.:
144A, 4.5%, 2/15/2028		200,000	185,524
144A, 4.625%, 2/1/2029		30,000	25,900
144A, 5.125%, 3/15/2028		50,000	45,778
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028		115,000	109,825
Electricite de France SA, REG S, 3.375%, Perpetual (c)	EUR	200,000	161,374
FirstEnergy Corp., 4.15%, 7/15/2027		90,000	85,725
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		145,000	116,257
144A, 5.25%, 6/15/2029		157,000	145,753
5.75%, 1/15/2028		200,000	196,137
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		90,000	82,336
PG&E Corp., 5.25%, 7/1/2030		135,000	125,320
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029		135,000	119,531
			1,699,635
Total Corporate Bonds (Cost $41,879,682)			39,501,596

Loan Participations and Assignments 0.9%
Senior Loans (d)
Athenahealth Group, Inc., Term Loan B, 30-day average SOFR + 3.5%, 8.259%, 2/15/2029		66,360	62,295
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.5%, 8.325%, 8/21/2026		197,442	184,445
Frontier Communications Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 8.625%, 5/1/2028		148,111	141,076
Naked Juice LLC, Term Loan, 90-day average SOFR + 3.25%, 8.248%, 1/24/2029		22,828	20,231
Total Loan Participations and Assignments (Cost $431,882)			408,047

	Shares	Value ($)

Exchange-Traded Funds 2.6%
iShares iBoxx High Yield Corporate Bond ETF (e)	6,800	513,740
SPDR Bloomberg High Yield Bond ETF (e)	6,600	612,612
Total Exchange-Traded Funds (Cost $1,221,395)		1,126,352

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	287	1,231

Warrants 0.2%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $244,286)	1,100	93,794

Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (g) (h) (Cost $761,500)	761,500	761,500

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.78% (g) (Cost $1,197,458)	1,197,458	1,197,458

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $45,736,203)	100.5	43,089,978
Other Assets and Liabilities, Net	(0.5)	(231,032)
Net Assets	100.0	42,858,946
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2023	Value ($) at 3/31/2023
Securities Lending Collateral 1.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.66% (g) (h)
1,212,645	—	451,145 (i)	—	—	3,813	—	761,500	761,500
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.78% (g)
1,468,062	4,334,451	4,605,055	—	—	13,685	—	1,197,458	1,197,458
2,680,707	4,334,451	5,056,200	—	—	17,498	—	1,958,958	1,958,958

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Perpetual, callable security with no stated maturity date.
(d)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2023 amounted to $761,119, which is 1.8% of net assets.

(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
At March 31, 2023, the Fund had an unfunded loan commitments of $7,839, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Depreciation ($)
Athenahealth Group, Inc., Delayed Draw Term Loan, 2/15/2029	7,839	7,653	(186)

At March 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,386,726	USD	1,506,556	4/28/2023	293	BNP Paribas SA
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$39,501,596	$—	$39,501,596
Loan Participations and Assignments	—	408,047	—	408,047
Exchange-Traded Funds	1,126,352	—	—	1,126,352
Common Stocks	1,231	—	—	1,231
Warrants	—	—	93,794	93,794
Short-Term Investments (a)	1,958,958	—	—	1,958,958
Derivatives (b)
Forward Foreign Currency Contracts	—	293	—	293
Total	$3,086,541	$39,909,936	$93,794	$43,090,271

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (c)	$—	$(186)	$—	$(186)
Total	$—	$(186)	$—	$(186)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
(c)	Includes depreciation on unfunded loan commitments.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$293
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH1
R-080548-2 (1/25)